Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FHA Insd.	Federal Housing Administration Insured

FNMA Coll.	Federal National Mortgage Association Collateralized
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association
Collateralized
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
MBIA	MBIA Insurance Company
VRDN	Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.7%)(a)
		Rating (RAT)	Principal amount	Value

Ohio (95.4%)

Akron, Wtr. Wks. Rev. Bonds, MBIA
6s, 12/1/12		Aaa	$875,000	$1,016,146
5 1/4s, 12/1/17		Aaa	1,285,000	1,418,075
Allen Cnty., G.O. Bonds, AMBAC, 5s, 12/1/06		Aaa	1,375,000	1,409,746
Anthony Wayne Local School Dist. G.O. Bonds (School Fac. Construction
& Impt.), FSA, 5 1/2s, 12/1/19		Aaa	1,565,000	1,728,762
Brecksville-Broadview Heights, City School Dist. G.O. Bonds, FGIC, 6
1/2s, 12/1/16		Aaa	1,500,000	1,591,695
Brookville, Local School Dist. G.O. Bonds, FSA, 5s, 12/1/26		Aaa	1,500,000	1,602,105
Butler Cnty., G.O. Bonds, MBIA, 5 1/4s, 12/1/20		Aaa	1,000,000	1,103,890
Cincinnati, City School Dist. G.O. Bonds (Classroom Fac. Construction &
Impt.), FSA
5s, 12/1/27		Aaa	1,500,000	1,598,865
5s, 12/1/06		AAA	3,000,000	3,075,810
Cleveland, G.O. Bonds, FGIC, 5 1/4s, 8/1/23		AAA	500,000	562,510
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s, 12/1/27		Aaa	1,375,000	1,470,219
Cleveland, State U. Rev. Bonds, FGIC, 5s, 6/1/29 (SEG)		AAA	3,000,000	3,191,850
Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of
Fame), 6 3/4s, 3/15/18		BBB-/P	1,150,000	1,161,109
Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock & Roll Hall of
Fame), FSA, 3.6s, 12/1/14		Aaa	500,000	500,435
Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18		Aa1	1,500,000	1,624,635
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32		Aa3	1,500,000	1,680,390
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 2.27s, 1/1/16		VMIG1	1,000,000	1,000,000
Cuyahoga Falls, G.O. Bonds, MBIA, 5s, 12/1/24		Aaa	1,645,000	1,765,184
Delaware City, School Dist. G.O. Bonds, MBIA, 5s, 12/1/20		AAA	1,160,000	1,266,569
Delaware Cnty., Cap. Fac. G.O. Bonds, 6 1/4s, 12/1/16		AA+	1,000,000	1,153,850
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14		Aaa	1,300,000	1,539,694
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), 5 5/8s,
8/15/32		A2	1,000,000	1,074,990
Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.),
AMBAC, 5s, 12/1/22		Aaa	1,170,000	1,271,381
Franklin Cnty., G.O. Bonds
5 3/8s, 12/1/20		Aaa	2,170,000	2,350,240
5s, 6/1/07		Aaa	2,955,000	3,058,189
Franklin Cnty., Rev. Bonds (OCLC Online Computer Library Ctr.), 5s,
4/15/13		A	2,610,000	2,790,247
Franklin Cnty., Dev. Rev. Bonds (American Chemical Society), 5.8s,
10/1/14		A	2,000,000	2,181,620
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South Cmnty. Urban), 5
3/4s, 6/1/11		BBB-/P	1,000,000	1,067,180
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Svcs.), 7
1/8s, 7/1/29		BBB	2,000,000	2,229,260
Greater Cleveland Regl. Trans. Auth. G.O. Bonds (Cap. Impt.), MBIA, 5s,
12/1/24		Aaa	1,350,000	1,458,729
Greene Cnty., Swr. Syst. Rev. Bonds (Governmental Enterprise), AMBAC,
5 5/8s, 12/1/13		Aaa	1,380,000	1,551,065
Hamilton, City School Dist. G.O. Bonds, Ser. A, 5 1/2s, 12/1/24		AA-	2,000,000	2,204,120
Hillard, School Dist. G.O. Bonds (School Impts.), FGIC, 5 3/4s, 12/1/24		Aaa	3,000,000	3,389,790
Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s, 12/1/20		Aaa	1,800,000	2,326,968
Kent, School Dist. G.O. Bonds, FGIC, 5 3/4s, 12/1/21		Aaa	1,500,000	1,605,225
Lake Cnty., Indl. Dev. Rev. Bonds (Madison Inn Hlth. Ctr.), 12s, 5/1/14		A-/P	270,156	272,952
Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s, 12/1/21		Aaa	1,000,000	1,121,470
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10		Aaa	1,000,000	1,174,940
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds (Harr Plaza & Intl.),
Ser. A, 6 3/8s, 7/15/19		BBB+	1,770,000	1,775,452
Lorain Cnty., Hosp. Rev. Bonds
(EMH Regl. Med. Ctr.), AMBAC, 7 3/4s, 11/1/13		Aaa	5,325,000	5,468,722
(Catholic Hlth. Care Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33		AA-	750,000	786,510
Madeira, City School Dist. G.O. Bonds (School Impt.), MBIA
5s, 12/1/26		Aaa	1,620,000	1,741,387
5s, 12/1/25		Aaa	1,530,000	1,649,539
Mason, City School Dist. G.O. Bonds, 5.3s, 12/1/17		Aa2	2,500,000	2,722,975
Massillon, Rev. Bonds (Lincoln Ctr. Phase II), AMBAC, 6.95s, 12/1/10		Aaa	1,205,000	1,241,114
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), Ser. A, 6
3/8s, 5/15/26		Baa1	2,200,000	2,277,792
Middletown, City School Dist. G.O. Bonds (School Impt.), FGIC
5s, 12/1/25		Aaa	1,285,000	1,376,196
5s, 12/1/24		Aaa	1,080,000	1,159,002
5s, 12/1/23		Aaa	1,545,000	1,656,889
4 3/4s, 12/1/22		Aaa	1,000,000	1,052,130
4 3/4s, 12/1/21		Aaa	1,500,000	1,582,500
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s, 11/1/17		A	1,265,000	1,367,427
Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. A, 5s, 5/1/32		Aa2	1,000,000	1,047,870
Montgomery Cnty., Hlth. Syst. Rev. Bonds, Ser. B-1
8.1s, 7/1/18 (Prerefunded)		Aaa	1,720,000	1,825,109
8.1s, 7/1/18		AAA	155,000	163,798
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22		A2	1,500,000	1,645,620
(Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11		A	580,000	635,187
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland Cntys. School
Impt.), FGIC, 7.2s, 12/1/10		Aaa	835,000	952,994
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34		Aaa	1,800,000	1,866,618
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28		Aaa	800,000	810,296

(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC Coll., 4 1/4s,
3/1/15	Aaa	500,000	505,060
(Res. Mtge.), Ser. C, GNMA/FNMA Coll., 4.1s, 3/1/15	Aaa	450,000	451,755
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC Coll., 3 3/4s,
3/1/10	Aaa	355,000	356,456
(Res. Mtge.), Ser. C, GNMA/FNMA Coll., 3.7s, 3/1/11	Aaa	470,000	471,156
OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. G, GNMA Coll., 7.14s,
3/2/23	Aaa	200,000	202,854
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, zero
%, 1/15/15	Aaa	15,000	5,964
OH State Air Quality Dev. Auth. VRDN (Columbus Southern), Ser. C,
2.507s, 12/1/38	VMIG1	5,500,000	5,500,000
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s, 5/1/29	Baa1	750,000	808,238
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College), 5.05s,
7/1/16	A2	2,000,000	2,168,220
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	4,000,000	4,973,880
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,179,180
(Oberlin College), 5.12s, 10/1/24	AA	1,500,000	1,620,735
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	378,269
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	471,089
(Denison U.), 5 1/8s, 11/1/21	AA	2,270,000	2,454,120
(Oberlin College), 5s, 10/1/33	AA	1,000,000	1,059,860
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,568,075
(John Carroll U.), 3 1/2s, 11/15/08	A2	300,000	301,251
(John Carroll U.), 3s, 11/15/07	A2	500,000	493,465
OH State Poll. Control Rev. Bonds
(Standard Oil Co.), 6 3/4s, 12/1/15	AA+	3,350,000	4,187,802
(General Motors Corp.), 5 5/8s, 3/1/15	Baa3	500,000	496,195
OH State Solid Waste Mandatory Put Bonds, 4.85s, 11/1/07	Ba2	1,500,000	1,536,555
OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31	Aa2	1,000,000	1,075,870
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(North Star Broken Hill Steel), 6.45s, 9/1/20	A+	2,700,000	2,761,371
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,100,000	1,117,292
OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s, 12/1/25	Aaa	2,265,000	2,433,946
Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25	Aaa	1,500,000	1,664,925
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled),
Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,448,095
River Valley, Local School Dist. G.O. Bonds (School Fac. Construction &
Impt.), FSA, 5 1/4s, 11/1/23	Aaa	300,000	351,462
Rocky River, G.O. Bonds, AMBAC, 5s, 12/1/24	Aaa	2,455,000	2,652,719
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial Hosp.)
5.15s, 1/1/10	BBB-	830,000	836,964
5.15s, 1/1/08	BBB-	500,000	503,870
5.05s, 1/1/07	BBB-	685,000	688,480
Tallmadge, City School Dist. G.O. Bonds (School Fac.), FSA, 5s, 12/1/26	AAA	1,410,000	1,520,333
Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s, 12/1/25	Aaa	1,500,000	1,613,430
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	Aaa	2,925,000	3,441,409
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	Aaa	1,175,000	1,382,446
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s,
12/15/21	Baa2	1,900,000	2,258,302
Twin Valley, Cmnty. Local School Dist. Rev. Bonds, FGIC, 7.05s, 12/1/11	Aaa	1,000,000	1,160,420
U. of Cincinnati COP (Jefferson Ave. Residence Hall), MBIA, 5 1/8s, 6/1/28	Aaa	1,000,000	1,048,280
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC
5s, 6/1/24	Aaa	2,000,000	2,153,760
5s, 6/1/23	Aaa	1,275,000	1,376,936
Westerville, City School Dist. Rev. Bonds (School Impt.)
6 1/4s, 12/1/09	Aa3	1,610,000	1,800,962
6 1/4s, 12/1/08	Aa3	1,590,000	1,740,430
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s, 12/1/14	Aaa	3,000,000	3,553,620
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
7 3/8s, 10/1/21	AAA/P	220,000	292,010
7 3/8s, 10/1/20	AAA/P	205,000	272,101
7 3/8s, 10/1/19	AAA/P	185,000	245,554
7 3/8s, 10/1/18	AAA/P	180,000	238,918
7 3/8s, 10/1/17	AAA/P	160,000	212,371
7 3/8s, 10/1/16	AAA/P	155,000	205,735

			170,637,222

Puerto Rico (2.7%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	375,000	392,209
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 7/8s, 8/1/14	Aaa	3,000,000	3,329,130
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-
AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,090,600

			4,811,939

Virgin Islands (0.6%)

Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21 (Virgin Islands)	Baa3	960,000	975,514

TOTAL INVESTMENTS
Total investments (cost $164,917,753) (b)			$176,424,675

Putnam Ohio Tax Exempt Income Fund
FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)
U.S. Treasury Note 10 yr (Short)	25	$2,823,047	Sep-05	$(39,891)

NOTES

(a) Percentages indicated are based on net assets of $178,810,464.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $164,917,753, resulting in gross unrealized appreciation and depreciation of $11,854,755 and $347,833, respectively, or net unrealized appreciation of $11,506,922.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

At August 31, 2005, liquid assets totaling $853,750 have been designated as collateral for open forward commitments.

The rates shown on VRDN's and Mandatory Put Bonds are the current interest rates at August 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2005.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Education	17.1%
Healthcare	12.4

The fund had the following insurance concentrations greater than 10% at August 31,
2005 (as a percentage of net assets):

AMBAC	14.9%
FGIC	12.3
MBIA	10.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005